OTHER ACCOUNTS RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other accounts receivables [abstract]
Schedule of Other Accounts Receivables
	December 31,
	2019	2018
	U.S. Dollars in thousands
Government authorities	$1,838	$1,552
Prepaid expenses	1,240	1,086
Accrued interest	70	66
Accrued income	101	193
Materials for clinical trials and inventory designated for R&D activities	-	399
Other	8	12
Derivatives financial instruments mainly measured at fair value through other comprehensive income	15	-
Total Other Accounts Receivables	$3,272	$3,308